ORGANIZATION AND NATURE OF BUSINESS (Details 4) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
ORGANIZATION AND NATURE OF BUSINESS
Common Stock Warrants	13,432,507	6,124,412	8,561,476	4,194,236
Convertible Debt	13,432,507	6,124,412		8,827